Summary Of Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds included in cash equivalents	$ 14,460	$ 4,833
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds included in cash equivalents	$ 14,460	$ 4,833